10. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future lease commitments
YEARS ENDING DECEMBER 31,
2014	126,000
2015	135,000
2016	139,000
2017 and thereafter	36,000
$436,000